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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      July 13, 2009
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          53

Form 13F Information Table Value Total:    $212,201 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
31-MAR-00


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    11,005    443,029 SH            Sole                  443,029
Alcoa Inc                       COM     013817101     2,130    206,175 SH            Sole                  206,175
Allstate Corp.                  COM     020002101     4,750    194,675 SH            Sole                  194,675
AmEagleOutfittersInc            COM     02553E106     1,558    109,960 SH            Sole                  109,960
AnnalyCapMgmtIncREIT            COM     035710409     8,737    577,100 SH            Sole                  577,100
ArcherDanielsMidland            COM     039483102     8,945    334,150 SH            Sole                  334,150
Arkansas Best Corp              COM     040790107     2,547     96,650 SH            Sole                   96,650
Bank of America Corp.           COM     060505104     3,962    300,163 SH            Sole                  300,163
Best Buy Company Inc            COM     086516101     1,765     52,710 SH            Sole                   52,710
Black Box Corporation           COM     091826107     5,716    170,786 SH            Sole                  170,786
Boeing Company                  COM     097023105     6,345    149,300 SH            Sole                  149,300
Carlisle Companies Inc          COM     142339100     4,441    184,730 SH            Sole                  184,730
Caterpillar Inc                 COM     149123101     4,135    125,160 SH            Sole                  125,160
ConocoPhillips                  COM     20825c104     4,475    106,400 SH            Sole                  106,400
Consolidated Edison, Inc        COM     209115104     6,287    168,015 SH            Sole                  168,015
Cullen Frost Bankers            COM     229899109     4,177     90,576 SH            Sole                   90,576
Cynosure, Inc Cl A              COM     232577205       115     15,000 SH            Sole                   15,000
Dover Corporation               COM     260003108     7,496    226,535 SH            Sole                  226,535
Dow Chemical Co                 COM     260543103     2,954    183,020 SH            Sole                  183,020
Emcore Corporation              COM     290846104        63     50,000 SH            Sole                   50,000
Ener Conv Devices Inc           COM     292659109     1,369     96,766 SH            Sole                   96,766
Ensco International             COM     26874Q100     4,030    115,579 SH            Sole                  115,579
Enzo Biochem Inc.               COM     294100102       244     55,001 SH            Sole                   55,001
Gannett Company Inc             COM     364730101     1,423    398,500 SH            Sole                  398,500
Genworth Financial Inc          COM     37247D106     1,477    211,280 SH            Sole                  211,280
Granite Construction Inc        COM     387328107     1,774     53,310 SH            Sole                   53,310
Home Depot Inc                  COM     437076102     4,088    172,980 SH            Sole                  172,980
IBM Corporation                 COM     459200101     8,042     77,015 SH            Sole                   77,015
JC Penney Co Inc                COM     708160106     7,429    258,750 SH            Sole                  258,750
Johnson & Johnson               COM     478160104     1,803     31,740 SH            Sole                   31,740
Lincoln National Corp.          COM     534187109       972     56,459 SH            Sole                   56,459
Marsh & McLennan                COM     571748102     8,993    446,765 SH            Sole                  446,765
Northrop Grumman Corp           COM     666807102     1,094     23,955 SH            Sole                   23,955
PPG Industries Inc              COM     693506107     5,144    117,185 SH            Sole                  117,185
Sara Lee Corporation            COM     803111103     1,646    168,640 SH            Sole                  168,640
Southern Union Co               COM     844030106     4,714    256,325 SH            Sole                  256,325
Staples Inc                     COM     855030102     3,482    172,565 SH            Sole                  172,565
Technitrol Inc                  COM     878555101     3,434    530,795 SH            Sole                  530,795
US Natural Gas Fd ETF           COM     912318102       416     30,000 SH            Sole                   30,000
Verizon Comm. Inc.              COM     92343V104     7,871    256,125 SH            Sole                  256,125
Barclays Plc ADR                        06738E204     4,575    248,125 SH            Sole                  248,125
Canon Inc ADR                           138006309     1,726     53,052 SH            Sole                   53,052
Ingersoll-Rand PLC                      G47791101     5,024    240,405 SH            Sole                  240,405
Nintendo Co., Ltd ADR                   654445303     3,156     91,475 SH            Sole                   91,475
Nippon Telgrph&Telphn                   654624105    10,604    521,100 SH            Sole                  521,100
Nissan Motor Co Ltd                     654744408     4,884    404,296 SH            Sole                  404,296
Nokia Corporation                       654902204     8,471    580,980 SH            Sole                  580,980
RenaissanceRe HlgLtd                    G7496G103     5,975    128,380 SH            Sole                  128,380
Teva PhrmaInd Ltd ADR                   881624209     2,934     59,470 SH            Sole                   59,470
XL Capital Ltd.                         G98255105     2,716    237,022 SH            Sole                  237,022
Alliance Worldwide Privatizati          01879X103       225     19,580 SH            Sole                   19,580
MrgnStnly AsiaPacific Fd                61744U106       468     37,000 SH            Sole                   37,000
MrgnStnly India Invstmnt Fd             61745C105       393     18,500 SH            Sole                   18,500




REPORT SUMMARY                   53 DATA RECORDS       $212,201         1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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